Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Income from continuing operations	$ 75,352	456,162	212,881	135,446
Loss from discontinued operations	0	0	0	(4,182)
Adjustments to reconcile net income to net cash from operating activities:
Depreciation of property and equipment	4,220	25,548	14,301	12,061
Amortization of intangible assets	1,032	6,250	10,203	23,620
Loss on disposal of property and equipment	15	90	73	174
(Reversal of)/Provision for doubtful accounts	41	251	790	(591)
Share-based compensation	4,230	25,608	29,142	13,446
Deferred income taxes	550	3,327	5,801	(3,609)
Changes in operating assets and liabilities:
Accounts receivable	(23,110)	(139,901)	(123,759)	(66,150)
Prepaid expenses and other current assets	(141)	(855)	13,045	(27,851)
Other non-current assets	(1,016)	(6,149)
Accrued expenses and other payables	16,156	97,803	63,816	51,269
Deferred revenue	20,019	121,188	52,931	25,564
Income tax payable	(1,399)	(8,469)	(5,651)	(5,877)
Due to related parties	94	567	(4,655)	4,364
Other liabilities	2,060	12,473	10,597	(11,559)
Net cash generated from operating activities	98,103	593,893	279,515	146,125
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(7,303)	(44,212)	(27,734)	(30,093)
Proceeds from disposal of property and equipment	88	535
Acquisition of intangible assets	(374)	(2,266)		(1,600)
Purchase of held-to-maturity instruments				(98,000)
Proceeds from maturity of held-to-maturity instruments				117,000
Net cash used in investing activities	(7,589)	(45,943)	(27,734)	(12,693)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in restricted cash	(40,471)	(245,000)
Proceeds from short-term debt	38,390	232,398
Repayment of short-term debt	(38,000)	(230,040)
Net proceeds from the issuance of Class A ordinary shares upon completion of the initial public offering ("IPO")	142,590	863,200
Payments for repurchase of common stock (Note 15)	(38,049)	(230,335)
Payments of dividends	(36,494)	(220,925)	(44,910)
Distribution to shareholders (Note 14)				(94,069)
Net cash (used in)/generated from financing activities	27,966	169,298	(44,910)	(94,069)
Effect of exchange rate changes on cash and cash equivalent	131	789
Net increase in cash and cash equivalents	118,611	718,037	206,871	39,363
Cash and cash equivalents at beginning of year	69,474	420,576	213,705	174,342
Cash and cash equivalents at end of year	188,085	1,138,613	420,576	213,705
Supplemental disclosures of cash flow information:
Income taxes paid	17,697	107,134	79,904	48,138
Payable for repurchase of common stock (Note 15)	37,500	227,015
Capitalized IPO costs included in accrued expenses and other payables	$ 2,160	13,079